Taxation - Significant Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Advertising expenses	¥ 4,337	¥ 2,707
Accumulated losses carryforward	32,052	27,654
Operating lease liabilities	899	3,487
Book/tax basis differences in revenue	29,370	18,377
Others	9,279	4,417
Less: valuation allowance	(38,169)	(44,087)	¥ (57,347)
Deferred tax assets before offset	37,768	12,555
Offset by deferred tax liabilities	(4,431)	(5,619)
Net deferred tax assets	33,337	6,936
Deferred tax liabilities
Accrued interest and fair value change	2,672	460
Operating lease right-of-use assets	1,016	3,079
Book/tax basis differences in revenue	25,968	33,777
Acquired intangible assets	14,476	14,333
Withholding tax	130,000
Deferred tax liabilities before offset	174,132	51,649
Offset by deferred tax assets	(4,431)	(5,619)
Net deferred tax liabilities	¥ 169,701	¥ 46,030
Deduction limitation for advertising expense (as a percentage)	15.00%	15.00%